Other employee benefits (Schedule of detailed information about employee future benefit expense) (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Employee Benefits [Line Items]
Current service cost	$ 4,140	$ 3,060
Net interest expense	3,478	3,600
Components recognized in consolidated income statements	$ 7,618	$ 6,660